Accumulated Other Comprehensive Income (Loss) (Changes in Accumulated OCI, Net of Tax and Net of Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Net unrealized gains (losses) on investment securities, Balance at beginning of fiscal year	¥ 2,304,555	¥ 1,272,723	¥ 1,106,316
Net unrealized gains (losses) on investment securities, Net change during the fiscal year	(309,241)	1,031,832	166,407
Net unrealized gains (losses) on investment securities, Balance at end of fiscal year	1,995,314	2,304,555	1,272,723
Net debt valuation adjustments (Note 14), Balance at beginning of fiscal year
Net debt valuation adjustments (Note 14), Net Change during the fiscal year	3,505
Net debt valuation adjustments (Note 14), Effect of adopting new guidance by a foreign affiliated company	(5,585)
Net debt valuation adjustments (Note 14), Balance at end of fiscal year	(2,080)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Balance at beginning of fiscal year	2,708	1,809	2,170
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Net change during the fiscal year	1,808	899	(361)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Balance at end of fiscal year	4,516	2,708	1,809
Defined benefit plans, Balance at beginning of fiscal year	(187,640)	(206,336)	(322,537)
Defined benefit plans, Net change during the fiscal year	(129,782)	18,696	116,201
Defined benefit plans, Balance at end of fiscal year	(317,422)	(187,640)	(206,336)
Foreign currency translation adjustments, Balance at beginning of fiscal year	947,632	289,486	(211,602)
Foreign currency translation adjustments, Net change during the fiscal year	(326,701)	658,146	501,088
Foreign currency translation adjustments, Balance at end of fiscal year	620,931	947,632	289,486
Accumulated other comprehensive income (loss), net of taxes: Balance at end of fiscal year	¥ 2,301,259	¥ 3,067,255	¥ 1,357,682